Exhibit 99.6

Client Name:	CSMC
Client Project Name:	CSMC 2019-AFC1
Deal Loan Count:	741

Waived Conditions Summary

Report Run Date:	7/22/2019
Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Income/Employment	CRDINC3258	Missing Profit and Loss statement for one or more Self Employed borrowers	2
Total				3

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